UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21687

Fiduciary/Claymore Dynamic Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Fiduciary/Claymore Dynamic Equity Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Fiduciary | Claymore Dynamic Equity Fund

Portfolio of Investments | February 28, 2006 (Unaudited)

Number of Shares		Value
	Long-Term Investments - 86.7%
	Common Stocks - 86.7%
	Consumer Discretionary - 12.5%
94,100	CVS Corp.	$2,665,853
11,000	Federated Department Stores, Inc.	781,440
41,400	Harrah's Entertainment, Inc.	2,977,488
42,300	Home Depot, Inc. (The)	1,782,945
33,400	Lennar Corp. - Class A	1,999,324
22,900	Lowe's Cos., Inc.	1,561,322
39,500	MGM Mirage (a)	1,460,315
16,900	Procter & Gamble Co.	1,012,817

		14,241,504

	Energy - 7.1%
19,400	Baker Hughes, Inc.	1,318,618
45,100	BJ Services Co.	1,412,081
24,900	Chevron Corp.	1,406,352
12,300	Schlumberger Ltd.	1,414,500
48,600	Valero Energy Corp.	2,614,194

		8,165,745

	Financials - 17.5%
69,000	Bank of America Corp.	3,163,650
15,600	Bear Stearns Cos., Inc. (The)	2,097,264
23,100	CIT Group, Inc.	1,242,087
23,700	Goldman Sachs Group, Inc.	3,348,573
15,300	Legg Mason, Inc.	1,998,027
30,500	Lehman Brothers Holdings, Inc.	4,451,475
47,500	Wachovia Corp.	2,663,325
16,100	Wells Fargo & Co.	1,033,620

		19,998,021

	Healthcare - 14.0%
26,100	Amgen, Inc. (a)	1,970,289
37,650	Coventry Health Care, Inc. (a)	2,244,693
19,600	Genentech, Inc. (a)	1,679,524
30,300	Medtronic, Inc.	1,634,685
68,800	Pfizer, Inc.	1,801,872
34,300	Stryker Corp.	1,585,346
62,200	UnitedHealth Group, Inc.	3,621,906
21,400	Zimmer Holdings, Inc. (a)	1,480,452

		16,018,767

	Industrial - 13.2%
35,800	Burlington Northern Santa Fe Corp.	2,815,312
56,800	Caterpillar, Inc.	4,150,944
24,900	FedEx Corp.	2,670,276
65,800	Honeywell International, Inc.	2,694,510
47,100	United Technologies Corp.	2,755,350

		15,086,392

	Information Technology - 14.2%
40,800	Apple Computer, Inc. (a)	2,796,432
172,400	BEA Systems, Inc. (a)	1,977,428
42,900	Broadcom Corp. - Class A (a)	1,934,361
24,500	Dell, Inc. (a)	710,500
5,800	Google, Inc. - Class A (a)	2,103,196
36,100	Intel Corp.	743,660
147,200	Motorola, Inc.	3,150,080
95,300	Texas Instruments, Inc.	2,844,705

		16,260,362

	Telecommunications - 8.2%
48,900	Alltel Corp.	3,088,035
53,000	Corning, Inc. (a)	1,293,730
63,800	Qualcomm, Inc.	3,011,998
28,000	Symantec Corp. (a)	472,920
43,300	Verizon Communications, Inc.	1,459,210

		9,325,893

	Total Long-Term Investments (Cost $99,199,890)	99,096,684

Contracts (100 shares per contract)	Call Options Purchased(a)	Expiration Date	Exercise Price	Market Value
	Call Options Purchased - 16.9%
300	Amgen, Inc.	January 2007	$55.00	$703,500
250	Apple Computer, Inc.	January 2007	27.50	1,060,000
144	Baker Hughes, Inc.	January 2007	25.00	626,400
70	Bear Stearns Cos., Inc. (The)	January 2008	80.00	428,400
210	Best Buy Co., Inc. (b)	January 2007	20.00	1,083,600
350	BJ Services Co.	January 2007	17.50	507,500
250	Broadcom Corp. (b)	January 2007	16.63	1,102,500
160	Caterpillar, Inc.	January 2007	30.00	698,400
300	Caterpillar, Inc.	January 2007	35.00	1,165,500
150	Centex Corp.	January 2007	45.00	384,750
600	Cisco Systems, Inc.	January 2007	12.50	498,000
276	CVS Corp.	January 2007	10.00	514,740
300	Dell, Inc.	January 2007	30.00	87,000
150	Federated Department Stores, Inc.	January 2007	40.00	482,250
225	Genentech, Inc.	January 2007	50.00	849,375
100	Goldman Sachs Group, Inc.	January 2007	70.00	733,000
30	Google, Inc. - Class A	January 2008	230.00	511,800
200	Honeywell International, Inc.	January 2008	20.00	428,000
150	Legg Mason, Inc.	January 2007	90.00	675,000
87	Lehman Brothers Holdings, Inc.	January 2007	50.00	845,205
225	Medtronic, Inc.	January 2007	40.00	351,000
420	MGM Mirage	January 2007	20.00	760,200
325	Motorola, Inc.	January 2007	12.50	305,500
400	Qualcomm, Inc.	January 2007	25.00	932,000
500	Sprint Nextel Corp.	January 2007	12.50	600,000
2,050	S&P 500 Index	September 2006	120.00	379,250
2,000	S&P 500 Index	September 2006	122.00	450,000
318	United Technologies Corp.	January 2007	35.00	779,100
190	UnitedHealth Group, Inc.	January 2007	25.00	654,550
260	Valero Energy Corp.	January 2007	32.50	599,300
90	Zimmer Holdings, Inc.	January 2007	55.00	159,750

	Total Call Options Purchased (Cost $16,300,296)			19,355,570

	Total Investments - 103.6% (Cost $115,500,186)			118,452,254
	Other Assets in Excess of Liabilities - 0.1%			44,817
	Total Options Written - (3.7%)			(4,211,025)

	Net Assets - 100.0%			$114,286,046

(a)	Non-income producing security.

(b)	Each contract represents 150 shares.

Fiduciary/Claymore Dynamic Equity Fund

Portfolio of Investments

February 28, 2006 (Unaudited)

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
157	Alltel Corp.	March 2006	$65.00	$5,495
332	Alltel Corp.	April 2006	65.00	40,670
348	Amgen, Inc.	March 2006	75.00	54,810
190	Amgen, Inc.	April 2006	80.00	18,050
418	Apple Computer, Inc.	March 2006	72.50	42,845
240	Apple Computer, Inc.	April 2006	75.00	60,000
57	Baker Hughes, Inc.	March 2006	70.00	8,408
144	Baker Hughes, Inc.	March 2006	75.00	5,760
137	Baker Hughes, Inc.	April 2006	75.00	19,523
10	Bank of America Corp.	May 2006	50.00	100
680	Bank of America Corp.	May 2006	47.50	28,900
1,724	BEA Systems, Inc.	June 2006	12.50	73,270
70	Bear Stearns Cos., Inc. (The)	March 2006	130.00	39,550
130	Bear Stearns Cos., Inc. (The)	April 2006	135.00	56,550
26	Bear Stearns Cos., Inc. (The)	July 2006	135.00	20,410
315	Best Buy Co., Inc.	March 2006	55.00	32,288
226	BJ Services Co.	April 2006	35.00	14,690
350	BJ Services Co.	April 2006	32.50	47,250
132	Broadcom Corp. (b)	March 2006	46.63	17,820
250	Broadcom Corp. (b)	May 2006	50.00	70,313
154	Broadcom Corp. (b)	May 2006	46.63	71,610
83	Burlington Northern Santa Fe Corp.	July 2006	80.00	38,180
265	Burlington Northern Santa Fe Corp.	July 2006	85.00	68,238
20	Caterpillar, Inc.	April 2006	72.50	6,300
726	Caterpillar, Inc.	May 2006	75.00	205,095
160	Caterpillar, Inc.	August 2006	70.00	120,000
122	Caterpillar, Inc.	August 2006	75.00	57,950
150	Centex Corp.	March 2006	70.00	13,500
131	Chevron Corp.	March 2006	60.00	2,293
106	Chevron Corp.	June 2006	65.00	5,300
600	Cisco Systems, Inc.	March 2006	20.00	28,500
113	CIT Group, Inc.	March 2006	55.00	4,520
118	CIT Group, Inc.	April 2006	55.00	14,750
281	Corning, Inc.	March 2006	25.00	12,645
108	Corning, Inc.	April 2006	25.00	11,880
141	Corning, Inc.	May 2006	25.00	21,855
248	Coventry Health Care, Inc.	April 2006	60.00	64,480
124	Coventry Health Care, Inc.	July 2006	65.00	62,000
468	CVS Corp.	April 2006	30.00	14,040
749	CVS Corp.	May 2006	30.00	48,685
364	Dell, Inc.	March 2006	32.50	1,820
185	Federated Department Stores, Inc.	May 2006	75.00	39,313
75	Federated Department Stores, Inc.	August 2006	80.00	18,750
166	FedEx Corp.	April 2006	105.00	83,000
83	FedEx Corp.	April 2006	110.00	19,505
40	Genentech, Inc.	March 2006	85.00	9,500
225	Genentech, Inc.	March 2006	90.00	12,938
154	Genentech, Inc.	June 2006	90.00	62,370
100	Goldman Sachs Group, Inc.	March 2006	140.00	37,500
75	Goldman Sachs Group, Inc.	March 2006	145.00	10,688
76	Goldman Sachs Group, Inc.	April 2006	145.00	24,320
86	Goldman Sachs Group, Inc.	July 2006	150.00	37,840
30	Google, Inc.	March 2006	370.00	34,950
58	Google, Inc.	March 2006	380.00	46,980
329	Harrah’s Entertainment, Inc.	March 2006	75.00	9,870
73	Harrah’s Entertainment, Inc.	May 2006	75.00	15,513
380	Home Depot, Inc. (The)	May 2006	42.50	60,800
200	Honeywell International, Inc.	March 2006	42.50	5,000
658	Honeywell International, Inc.	June 2006	42.50	88,830
361	Intel Corp.	March 2006	22.50	3,610
150	Legg Mason, Inc.	March 2006	135.00	14,250
150	Legg Mason, Inc.	May 2006	135.00	75,750
168	Lehman Brothers Holdings, Inc.	March 2006	145.00	65,520
87	Lehman Brothers Holdings, Inc.	April 2006	140.00	81,345
34	Lehman Brothers Holdings, Inc.	April 2006	145.00	20,400
100	Lehman Brothers Holdings, Inc.	April 2006	150.00	35,000
169	Lennar Corp.	March 2006	60.00	27,885
165	Lennar Corp.	May 2006	65.00	28,875
78	Lowe’s Cos., Inc.	March 2006	70.00	4,290
151	Lowe’s Cos., Inc.	April 2006	70.00	21,140
528	Medtronic, Inc.	August 2006	60.00	39,600
617	MGM MIRAGE	March 2006	40.00	9,255
198	MGM MIRAGE	April 2006	40.00	15,840
132	Motorola, Inc.	March 2006	25.00	660
401	Motorola, Inc.	March 2006	22.50	5,013
1,244	Motorola, Inc.	April 2006	25.00	15,550
20	Motorola, Inc.	April 2006	22.50	1,100
306	Pfizer, Inc.	April 2006	27.50	12,240
382	Pfizer, Inc.	June 2006	27.50	25,785
51	Procter & Gamble Co.	April 2006	60.00	6,885
118	Procter & Gamble Co.	July 2006	65.00	5,310
103	Qualcomm, Inc.	March 2006	50.00	2,575
504	Qualcomm, Inc.	March 2006	47.50	49,140
431	Qualcomm, Inc.	April 2006	50.00	43,100
47	Schlumberger Ltd.	March 2006	120.00	7,050
46	Schlumberger Ltd.	March 2006	125.00	2,530
30	Schlumberger Ltd.	April 2006	125.00	7,200
500	Sprint Nextel Corp.	May 2006	25.00	40,000
2,050	S&P 500 Index	December 2006	140.00	461,250
2,000	S&P 500 Index	December 2006	141.00	395,000
343	Stryker Corp.	June 2006	50.00	49,735
280	Symantec Corp.	April 2006	20.00	2,100
880	Texas Instruments, Inc.	March 2006	32.50	6,600
73	Texas Instruments, Inc.	April 2006	32.50	3,468
97	United Technologies Corp.	March 2006	60.00	2,910
692	United Technologies Corp.	May 2006	60.00	96,880
254	UnitedHealth Group, Inc.	March 2006	60.00	12,065
349	UnitedHealth Group, Inc.	April 2006	60.00	47,988
209	UnitedHealth Group, Inc.	June 2006	65.00	19,333
423	Valero Energy Corp.	March 2006	55.00	54,990
260	Valero Energy Corp.	March 2006	52.50	67,600
49	Valero Energy Corp.	June 2006	55.00	21,315
433	Verizon Communications, Inc.	July 2006	35.00	36,805
166	Wachovia Corp.	April 2006	57.50	15,770
309	Wachovia Corp.	July 2006	57.50	57,165
161	Wells Fargo & Co.	April 2006	65.00	17,710
188	Zimmer Holdings, Inc.	March 2006	70.00	21,150
90	Zimmer Holdings, Inc.	March 2006	75.00	1,350
26	Zimmer Holdings, Inc.	June 2006	75.00	4,940

	Total Call Options Written
	(Premiums received $4,947,439)			$4,211,025

(a)	Non-income producing security.
(b)	Each contract represents 150 shares of the equity security that covers the written options.

Country Allocation*
United States	100.0%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2005.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund

By:	/s/ Nicholas Dalmaso
Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Name:	Nicholas Dalmaso
Title	Chief Legal and Executive Officer
Date:	April 27, 2006

By:	/s/ Steven M. Hill
Name:	Steven M. Hill
Title	Treasurer and Chief Financial Officer
Date:	April 27, 2006